Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases
Schedule of operating and finance leases assets and liabilities

Classification related to operating and finance leases on the consolidated balance sheet consists of the following:

	As of June 30,
	2026	2025
Lease assets and liabilities
Operating lease assets, net	$13,960	$37,981
Finance lease assets, net	$62,414	$15,432

Operating lease liabilities-current	$14,854	$24,437
Operating lease liabilities-non-current	-	14,301
Operating lease liabilities-total	$14,854	$38,738

Finance lease liabilities-current	$15,527	$11,979
Finance lease liabilities-non-current	55,448	53,658
Finance lease liabilities-total	$70,975	$65,637

Schedule of lease cost, weighted average remaining lease terms and discount rates of operating and finance leases

Components of lease cost, weighted average remaining lease terms and discount rates of operating and finance leases consist of the following:

	For the Year Ended	For the Six Months Ended	For the Years Ended
	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Lease expenses
Operating lease expenses - SG&A portion	$27,835	$13,225	$21,874	$23,089
Finance lease expenses
Depreciation expense of leased assets	26,896	26,351	50,426	17,625
Interest expense of finance lease	$3,172	$1,564	$3,420	$2,306

Other Information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows - operating leases	$27,727	$12,683	$22,959	$23,039
Operating cash flows - finance leases	3,172	1,564	3,420	2,306
Financing cash flows - finance leases	$13,355	$5,561	$10,216	$41,328

Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$-	$31,350	$15,359	$-
Finance lease ROU assets obtained in exchange for finance lease liabilities	$16,138	$-	$-	$100,771

Weighted average remaining lease term (in years)
Operating leases	0.51	1.51	1.01	1.00
Finance leases	4.44	4.91	5.41	3.25

Average discount rate
Operating leases	8.72%	8.72%	7.74%	5.77%
Finance leases	4.59%	4.67%	4.67%	4.63%

Schedule of future minimum payments under operating and finance leases

Future minimum payments under operating and finance leases consist of the following:

	Operating Leases	Finance Leases
Future minimum lease payments
Year ended June 30, 2027	$15,264	$18,414
Year ended June 30, 2028	-	18,414
Year ended June 30, 2029	-	18,414
Year ended June 30, 2030	-	17,986
Year ended June 30, 2031	-	3,085
Thereafter	-	1,788
Total	$15,264	$78,101
Less: Interest	(410)	(7,126)
Present value of lease liabilities	$14,854	$70,975